Financial instruments and risk management (Details 12) - Braskem Idesa [Member] R$ / shares in Units, R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares
USD [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments	R$ 5,325
Hedge instruments carried out	(175)
Hedge instruments ending balance	5,150
Hedge instruments discontinued	(400)
Designated hedge instruments	400
BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments	32,974
Hedge instruments carried out	(1,084)
Hedge instruments ending balance	31,890
Hedge instruments discontinued	(2,477)
Designated hedge instruments	2,477
Hedge Designation 2013 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 6,757
Maturity date	2016 / 2017 / 2018 / 2019 / 2020 / 2021 / 2022 / 2023 / 2024
Protection exchange rate | R$ / shares	R$ 2.002
Hedge instruments	R$ 175
Hedge instruments carried out	(175)
Hedge instruments ending balance
Hedge Designation 2013 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 41,843
Maturity date	2016 / 2017 / 2018 / 2019 / 2020 / 2021 / 2022 / 2023 / 2024
Protection exchange rate | R$ / shares	R$ 2.002
Hedge instruments	R$ 1,084
Hedge instruments carried out	(1,084)
Hedge Designation 2017 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 1,250
Maturity date	2028
Protection exchange rate | R$ / shares	R$ 3.169
Hedge instruments	R$ 1,250
Hedge instruments ending balance	1,250
Hedge Designation 2017 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 7,740
Maturity date	2028
Protection exchange rate | R$ / shares	R$ 3.169
Hedge instruments	R$ 7,740
Hedge instruments ending balance	7,740
Hedge Designation 2019 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,200
Maturity date	2025 / 2030 / 2031 / 2032
Protection exchange rate | R$ / shares	R$ 3.922
Hedge instruments	R$ 2,200
Hedge instruments ending balance	1,800
Hedge instruments discontinued	(400)
Hedge Designation 2019 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 13,623
Maturity date	2025 / 2030 / 2031 / 2032
Protection exchange rate | R$ / shares	R$ 3.922
Hedge instruments	R$ 13,623
Hedge instruments ending balance	11,146
Hedge instruments discontinued	(2,477)
Hedge Designation 2020 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 600
Maturity date	2032
Protection exchange rate | R$ / shares	R$ 4.021
Hedge instruments	R$ 400
Hedge instruments ending balance	400
Hedge Designation 2020 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 3,715
Maturity date	2032
Protection exchange rate | R$ / shares	R$ 4.021
Hedge instruments	R$ 2,477
Hedge instruments ending balance	2,477
Hedge Designation 2021 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 400
Maturity date	2025
Protection exchange rate | R$ / shares	R$ 5.583
Hedge instruments	R$ 400
Hedge instruments ending balance	400
Hedge Designation 2021 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,477
Maturity date	2025
Protection exchange rate | R$ / shares	R$ 5.583
Hedge instruments	R$ 2,477
Hedge instruments ending balance	2,477
Hedge Designation 2022 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 500
Maturity date	2029
Protection exchange rate | R$ / shares	R$ 5.179
Hedge instruments	R$ 500
Hedge instruments ending balance	500
Hedge Designation 2022 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 3,096
Maturity date	2029
Protection exchange rate | R$ / shares	R$ 5.179
Hedge instruments	R$ 3,096
Hedge instruments ending balance	3,096
Hedge Designation 2023 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 400
Maturity date	2033
Protection exchange rate | R$ / shares	R$ 5.008
Hedge instruments	R$ 400
Hedge instruments ending balance	400
Hedge Designation 2023 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,477
Maturity date	2033
Protection exchange rate | R$ / shares	R$ 5.008
Hedge instruments	R$ 2,477
Hedge instruments ending balance	2,477
Hedge Designation 2024 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 400
Maturity date	2033
Protection exchange rate | R$ / shares	R$ 5.778
Hedge instruments
Hedge instruments ending balance	400
Designated hedge instruments	400
Hedge Designation 2024 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Hedge notional value	R$ 2,477
Maturity date	2033
Protection exchange rate | R$ / shares	R$ 5.778
Hedge instruments
Hedge instruments ending balance	2,477
Designated hedge instruments	R$ 2,477